Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2019	2018
	(in thousands)
	£	£
Cash and cash equivalents	51,962	76,972